Commitments and Contingencies - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Feb. 13, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Line Items]
Contract receivable, due in next twelve months		$ 56,188,663
Contract receivable, due in year two		12,226,819
Contract receivable, due in year three		3,833,508
Contract receivable, due in year four		1,543,100
Contractual Obligation		23,152,125
Long-term Debt		353,529,457		$ 368,229,303
Accrued Interest		$ 194,144
Equity Method Investment, Ownership Percentage		50.10%	51.00%	50.10%
MGC Aggressive Holdings Inc [Member]
Commitments and Contingencies Disclosure [Line Items]
Long-term Debt		$ 46,875,000
Accrued Interest		$ 153,320
Equity Method Investment, Ownership Percentage		49.00%
Percentage of outstanding Loan balance		49.00%
Financial Guarantee [Member] | Spacegas Inc., Financial Power Inc. and MGC Aggressive Holdings Inc. [Member]
Commitments and Contingencies Disclosure [Line Items]
Long-term Debt		$ 57,985,000
Time Charters [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual Obligation		$ 1,473,000
Astrid and Kazak [Member]
Commitments and Contingencies Disclosure [Line Items]
Sale leaseback transaction, rent expense	12 months	12 months